Note 32 - Related Parties - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivables, related parties		R$ 153.0	R$ 118.6	[1]
Other trade receivables, related parties		39.0	86.4	[1]
Trade payables, related parties		(1,210.2)	(1,157.1)
Dividends receivables		1.5	(1.6)
Dividends payable			(746.2)
Dividends receivables		(1.5)	1.6
Noncurrent trade payables, related parties		(407.9)	(420.5)
Sales and others, related parties		81.9	84.6		R$ 57.0
Sales/service fees/reimbursement of expenses and others, related parties		3.6	0.2		0.4
Buying and others, related parties		(3,725.9)	(2,761.5)		(2,394.3)
Buying/service fees/reimbursement of expenses and others, related parties		(38.9)	(37.7)		(21.7)
Net finance cost, related parties		42.5	12.0		(41.5)
Anheuser-Busch Africa [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	5.3	4.6
Other trade receivables, related parties	[1]	0.0	0.0
Trade payables, related parties		0.0	0.0
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Interbrew International B.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]		0.0
Other trade receivables, related parties	[1]		0.0
Trade payables, related parties			0.0
Dividends receivables			0.0
Dividends payable			(647.5)
Dividends receivables			0.0
Noncurrent trade payables, related parties		(407.9)	(420.5)
Sales and others, related parties		0.0	0.0		0.0
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Buying and others, related parties		0.0	0.0		0.0
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Net finance cost, related parties		42.2	10.5		(41.5)
Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		45.4	28.6	[1]
Other trade receivables, related parties		0.0	0.0	[1]
Trade payables, related parties		(167.0)	(84.6)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		0.7	0.3
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Buying and others, related parties		(180.3)	(80.6)
Buying/service fees/reimbursement of expenses and others, related parties		(10.7)	(9.9)
Net finance cost, related parties		0.0	0.0
Anheuser-Busch Package [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	0.0	0.0
Other trade receivables, related parties	[1]	0.0	0.0
Trade payables, related parties		(63.1)	(321.0)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		0.0	0.0		0.0
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Buying and others, related parties		(286.7)	(159.2)		(74.6)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Net finance cost, related parties		0.0	0.0		0.0
Anheuser-Busch Inbev USA LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		34.5	36.7	[1]
Other trade receivables, related parties		11.5	6.2	[1]
Trade payables, related parties		(330.7)	(250.1)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		32.1	35.2		52.2
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Buying and others, related parties		(1,209.9)	(977.0)		(802.3)
Buying/service fees/reimbursement of expenses and others, related parties		(3.9)	(3.2)		(2.6)
Net finance cost, related parties		0.3	0.0		0.0
Anheuser-Busch Procurement [member]
Statement Line Items [Line Items]
Sales and others, related parties		0.0	0.2
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Buying and others, related parties		0.0	(0.6)
Buying/service fees/reimbursement of expenses and others, related parties		(16.1)	(17.3)
Net finance cost, related parties		0.0	0.0
Cervecería Modelo de Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		6.1	5.1	[1]
Other trade receivables, related parties		0.0	0.0	[1]
Trade payables, related parties		(548.4)	(400.0)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		0.8	(0.1)		0.1
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Buying and others, related parties		(1,708.2)	(1,269.6)		(1,023.9)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0		(2.1)
Net finance cost, related parties		0.0	0.0		0.0
Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		32.7	11.3	[1]
Other trade receivables, related parties		0.0	0.0	[1]
Trade payables, related parties		(3.0)	(1.8)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Inbev Belgium N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		0.8	0.9	[1]
Other trade receivables, related parties		26.4	79.1	[1]
Trade payables, related parties		(26.4)	(19.4)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		0.0	(0.9)		0.0
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Buying and others, related parties		(107.9)	(102.3)		(159.3)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0		0.0
Net finance cost, related parties		0.0	0.0		0.0
Ambev Peru [member]
Statement Line Items [Line Items]
Sales and others, related parties		3.2
Sales/service fees/reimbursement of expenses and others, related parties		0.0
Buying and others, related parties		0.0
Buying/service fees/reimbursement of expenses and others, related parties		0.0
Net finance cost, related parties		0.0
Bavaria S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		3.6	1.0	[1]
Other trade receivables, related parties		0.0	0.0	[1]
Trade payables, related parties		(11.0)	(11.3)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		30.9	26.1
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Buying and others, related parties		(57.0)	(48.0)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Net finance cost, related parties		0.0	0.0
Ambrew [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]		0.0
Other trade receivables, related parties	[1]		0.0
Trade payables, related parties			0.0
Dividends receivables			0.0
Dividends payable			(98.7)
Dividends receivables			0.0
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables, related parties		16.6	10.2	[1]
Other trade receivables, related parties		1.1	1.1	[1]
Trade payables, related parties		(44.0)	(44.9)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		11.0	8.5		4.7
Sales/service fees/reimbursement of expenses and others, related parties		3.6	0.2		0.4
Buying and others, related parties		(143.0)	(83.9)		(334.2)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0		(17.0)
Net finance cost, related parties		0.0	1.5		R$ 0.0
Cervecería Peruanas [member]
Statement Line Items [Line Items]
Trade receivables, related parties		3.4	1.4
Other trade receivables, related parties		0.0	0.0
Trade payables, related parties		(16.6)	(10.9)
Dividends receivables		0.0	0.0
Dividends payable			0.0
Dividends receivables		(0.0)	0.0
Sales and others, related parties		3.2	13.3
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Buying and others, related parties		(32.9)	(40.3)
Buying/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Net finance cost, related parties		0.0	0.0
GCC India [member]
Statement Line Items [Line Items]
Sales and others, related parties		0.0	0.0
Sales/service fees/reimbursement of expenses and others, related parties		0.0	0.0
Buying and others, related parties		0.0	0.0
Buying/service fees/reimbursement of expenses and others, related parties		(8.2)	(7.3)
Net finance cost, related parties		0.0	0.0
Panamá Holding [member]
Statement Line Items [Line Items]
Trade receivables, related parties		4.6	18.8	[1]
Other trade receivables, related parties		0.0	0.0	[1]
Trade payables, related parties		0.0	(13.1)
Dividends receivables		1.5	(1.6)
Dividends payable			0.0
Dividends receivables		R$ (1.5)	1.6
Oriental Brewery [member]
Statement Line Items [Line Items]
Sales and others, related parties			2.0
Sales/service fees/reimbursement of expenses and others, related parties			0.0
Buying and others, related parties			0.0
Buying/service fees/reimbursement of expenses and others, related parties			0.0
Net finance cost, related parties			R$ 0.0

[1]	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.